SUPPLEMENT DATED AUGUST 11, 2026 TO

THE FOLLOWING PROSPECTUS

GUGGENHEIM DEFINED PORTFOLIOS, SERIES 2597

DATED JUNE 2, 2026

Income & Treasury Limited Duration Portfolio of Funds, Series 88 (the “Trust”)

File No. 333-295233

Notwithstanding anything to the contrary in the Prospectus, the last sentence of the third paragraph under the “Security Selection” section for the Trust is hereby deleted and replaced with the following:

As of the Inception Date, the ETF comprised approximately 40% of the trust’s portfolio.

Please keep for future reference.